Keeping of documentation	12 Months Ended
Dec. 31, 2022
Keeping Of Documentation
Keeping of documentation

Note	36 | Keeping of documentation

On August 14, 2014, the CNV issued General Resolution No. 629 which introduced changes to its regulations concerning the keeping and preservation of corporate and accounting books and commercial documentation. In this regard, it is informed that for keeping purposes the Company has sent its workpapers and non-sensitive information, whose periods for retention have not expired, to the warehouses of the firm Iron Mountain Argentina S.A., located at:

-	2396 Amancio Alcorta Av. – CABA.
-	601 San Miguel de Tucumán St., Municipality of Carlos Spegazzini, Ezeiza, Province of Buenos Aires.
-	2450 Puente del Inca St., Municipality of Tristán Suárez, Ezeiza, Province of Buenos Aires.

The detail of the documentation stored outside the Company’s offices for keeping purposes, as well as the documentation referred to in Section 5 sub-section a.3) of Part I of Chapter V of Title II of the Regulations (Technical Rule No. 2,013, as amended) is available at the Company’s registered office.